HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions					3 Months Ended		12 Months Ended
	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Aug. 05, 2022 USD ($)	Jul. 01, 2021	Mar. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in subsidiaries
Fair value bank loans and bonds, including interest accrued							$ 1,247
Total equity							767	[1]	$ 1,505	[1]	$ 1,013	$ 2,220
Total commitments							272		969
Russia
Investments in subsidiaries
Total commitments							528
Less than 1 year
Investments in subsidiaries
Total commitments							272		709
Less than 1 year | Russia
Investments in subsidiaries
Total commitments							250
Between 1 and 5 years
Investments in subsidiaries
Total commitments							0		62
Between 1 and 5 years | Russia
Investments in subsidiaries
Total commitments							91
More than 5 years
Investments in subsidiaries
Total commitments							0		198
More than 5 years | Russia
Investments in subsidiaries
Total commitments							187
Russia
Investments in subsidiaries
Impairment					$ 446	$ 723
Recoverable amount					$ 1,886	$ 3,001
Consideration received in cash	$ 1,900	₽ 130
Russia | Assets and liabilities classified as held for sale
Investments in subsidiaries
Impairment							445
Reserve of exchange differences on translation
Investments in subsidiaries
Total equity							(8,808)	[1]	$ (8,933)	[1]	$ (8,775)	$ (8,312)
Reserve of exchange differences on translation | Russia | Assets and liabilities classified as held for sale
Investments in subsidiaries
Total equity							$ 2,964
Algeria
Investments in subsidiaries
Consideration received in cash			$ 682
Put option, percentage ownership sold (in percentage)				45.57%
PJSC VimpelCom
Investments in subsidiaries
Consideration received in cash	$ 1,900	₽ 130

[1]	**Refer to Note 24 for further details with respect to the restatement.